ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Changes in the Allowance for Loan and Lease Losses for the Previous Three Years
Changes in the ALLL for the three years ended December 31 were as follows:

(Dollars in thousands)	2017	2016	2015
Changes in the ALLL, excluding covered/formerly covered loans
Balance at beginning of year	$49,422	$43,149	$42,820
Provision for loan and lease losses	8,038	9,322	7,926
Loans charged-off	(12,712)	(6,652)	(11,660)
Recoveries	4,124	3,603	4,063
Balance at end of year	$48,872	$49,422	$43,149

Changes in the ALLL for covered/formerly covered loans
Balance at beginning of year	$8,539	$10,249	$10,038
Provision for loan and lease losses	(4,456)	818	1,715
Loans charged-off	(951)	(4,462)	(8,896)
Recoveries	2,017	1,934	7,392
Balance at end of year	$5,149	$8,539	$10,249

Total changes in the ALLL
Balance at beginning of year	$57,961	$53,398	$52,858
Provision for loan and lease losses	3,582	10,140	9,641
Loans charged-off	(13,663)	(11,114)	(20,556)
Recoveries	6,141	5,537	11,455
Balance at end of year	$54,021	$57,961	$53,398

Allowance for Loan and Lease Losses by Classification
Changes in the ALLL by loan category as of December 31 were as follows:

	2017
			Real Estate
(Dollars in thousands)	Commercial and industrial	Lease financing	Construction	Commercial	Residential	Home Equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961
Provision for loan and lease losses	6,917	(42)	207	(7,291)	1,695	1,778	(90)	408	3,582
Gross charge-offs	(10,194)	0	(1)	(1,038)	(435)	(913)	(225)	(857)	(13,663)
Recoveries	1,650	1	89	2,719	215	1,027	234	206	6,141
Total net charge-offs	(8,544)	1	88	1,681	(220)	114	9	(651)	(7,522)
Ending allowance for loan and lease losses	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021

	2016
			Real Estate
(Dollars in thousands)	Commercial and industrial	Lease financing	Construction	Commercial	Residential	Home Equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$16,995	$821	$1,810	$23,656	$4,014	$3,943	$386	$1,773	$53,398
Provision for loan and lease losses	3,705	(106)	1,280	5,365	(655)	(175)	53	673	10,140
Gross charge-offs	(2,630)	0	(93)	(4,983)	(387)	(1,445)	(386)	(1,190)	(11,114)
Recoveries	1,155	1	285	2,502	236	720	335	303	5,537
Total net charge-offs	(1,475)	1	192	(2,481)	(151)	(725)	(51)	(887)	(5,577)
Ending allowance for loan and lease losses	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961

	2015
			Real Estate
(Dollars in thousands)	Commercial and industrial	Lease financing	Construction	Commercial	Residential	Home Equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$13,870	$435	$1,045	$27,086	$3,753	$4,260	$407	$2,002	$52,858
Provision for loan and lease losses	4,809	384	597	1,439	1,234	573	25	580	9,641
Gross charge-offs	(5,408)	0	(85)	(10,083)	(1,531)	(1,891)	(509)	(1,049)	(20,556)
Recoveries	3,724	2	253	5,214	558	1,001	463	240	11,455
Total net charge-offs	(1,684)	2	168	(4,869)	(973)	(890)	(46)	(809)	(9,101)
Ending allowance for loan and lease losses	$16,995	$821	$1,810	$23,656	$4,014	$3,943	$386	$1,773	$53,398

The ALLL balance and the recorded investment in loans by portfolio segment and based on impairment method as of December 31 were as follows:

	December 31, 2017
			Real Estate
(Dollars in thousands)	Commercial and industrial	Lease financing	Construction	Commercial	Residential	Home Equity	Installment	Credit card	Total
Ending allowance on loans individually evaluated for impairment	$169	$0	$0	$448	$160	$2	$0	$0	$779
Ending allowance on loans collectively evaluated for impairment	17,429	675	3,577	20,482	4,523	4,933	307	1,316	53,242
Ending allowance for loan and lease losses	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021

Loans and Leases
Ending balance of loans individually evaluated for impairment	$7,331	$82	$29	$21,542	$7,932	$4,456	$255	$0	$41,627
Ending balance of loans collectively evaluated for impairment	1,905,412	89,265	467,701	2,468,549	463,459	489,148	41,331	46,691	5,971,556
Total loans	$1,912,743	$89,347	$467,730	$2,490,091	$471,391	$493,604	$41,586	$46,691	$6,013,183

	December 31, 2016
			Real Estate
(Dollars in thousands)	Commercial and industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Ending allowance on loans individually evaluated for impairment	$550	$0	$0	$593	$179	$2	$0	$0	$1,324
Ending allowance on loans collectively evaluated for impairment	18,675	716	3,282	25,947	3,029	3,041	388	1,559	56,637
Ending allowance for loan and lease losses	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961

Loans and Leases
Ending balance of loans individually evaluated for impairment	$13,203	$195	$0	$20,460	$9,601	$4,074	$437	$0	$47,970
Ending balance of loans collectively evaluated for impairment	1,768,745	92,913	399,434	2,407,117	491,379	456,314	50,202	43,408	5,709,512
Total loans	$1,781,948	$93,108	$399,434	$2,427,577	$500,980	$460,388	$50,639	$43,408	$5,757,482